UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2013

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Listed Private Equity Plus Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	6 Month	1 Year Return	5 Year Return	Since Inception****
Class A	13.38%	26.74%	10.98%	(9.29)%
Class A with load	6.74%	19.52%	9.67%	(10.11)%
Class C	13.28%	25.91%	10.26%	(10.00)%
S&P Listed Private Equity Index**	17.52%	30.46%	18.90%	(6.37)%
MSCI World Index ***	16.83%	26.68%	15.02%	2.60%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 3.43% and 4.18% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 4.31% and 5.06% for Class A and Class C shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

**	The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

***	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 2, 2007 for Class A, S&P Listed Private Equity Index, MSCI World Index and July 5, 2007 for Class C.

Holdings by Country	% of Net Assets
United States	46.0%
Britain	15.6%
Sweden	11.9%
Japan	5.8%
Switzerland	4.3%
Canada	4.0%
Belgium	3.7%
Guernsey	3.6%
Spain	3.2%
Finland	1.4%
Other/Cash & Equivalents	0.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value

	COMMON STOCK - 60.4%
	BELGIUM - 3.7%
2,000	Sofina SA	$228,136

	BRITAIN - 15.6%
29,707	3i Group PLC	189,415
4,500	Electra Private Equity PLC *	177,325
11,124	Graphite Enterprise Trust PLC	109,587
34,306	Melrose Industries PLC	173,636
8,886	Pantheon International *	151,245
21,153	SVG Capital PLC *	151,299
		952,507
	CANADA - 4.0%
4,500	Onex Corp.	242,940

	FINLAND - 1.4%
52,829	CapMan OYJ *	82,978

	JAPAN - 5.8%
160,000	Japan Asia Investment Co., Ltd.	176,503
2,000	Softbank Corp.	175,088
		351,591
	SPAIN - 3.2%
20,278	Dinamia Capital Privado Sociedad de Capital Riesgo SA	195,532

	SWEDEN - 3.0%
20,000	Ratos AB	180,891

	SWITZERLAND - 4.3%
3,500	HBM Healthcare Investments AG	260,768

	UNITED STATES - 19.4%
750	Crimson Wine Group, Ltd. *	6,630
4,000	Evercore Partners, Inc.	239,120
7,500	ICG Group, Inc. *	139,725
7,500	Leucadia National Corp.	212,550
2,500	Macquarie Infrastructure Co., LLC.	136,075
20,000	Resource America, Inc.	187,200
5,000	Safeguard Scientifics, Inc. *	100,450
1,500	SVB Financial Group *	157,290
		1,179,040

	TOTAL COMMON STOCK (Cost $3,500,790)	3,674,383

	INVESTMENT COMPANIES - 16.0%
	SWEDEN - 8.9%
9,000	Investor AB	309,785
5,000	Investment AB Kinnevik	231,674
		541,459
	UNITED STATES - 7.1%
25,000	Fifth Street Finance Corp.	231,250
25,000	KCAP Financial, Inc.	201,750
		433,000

	TOTAL INVESTMENT COMPANIES (Cost $911,574)	974,459

See accompanying notes to financial statements.

2

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value

	LIMITED PARTNERSHIPS - 23.1%
	GUERNSEY - 3.6%
7,866	AP Alternative Assets LP *	$222,215

	UNITED STATES - 19.5%
9,000	Apollo Global Management, LLC	284,490
11,550	Blackstone Group LP	363,825
5,000	Carlyle Group LP	178,100
12,000	Fortress Investment Group, LLC	102,720
10,650	KKR & Co. LP	259,221
		1,188,356

	TOTAL LIMITED PARTNERSHIPS (Cost $1,242,719)	1,410,571

	TOTAL INVESTMENTS - 99.6% (Cost - $5,655,085) (a)	$6,059,413
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%	22,024
	TOTAL NET ASSETS - 100.0%	$6,081,437

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for Federal tax purposes is $5,666,560 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

LP - Limited Partnership

LLC - Limited Liability Corporation

PLC - Public Limited Corporation

Unrealized appreciation:	$419,885
Unrealized depreciation:	(27,032)
Net unrealized appreciation:	$392,853

Holding By Sector	% of Net Assets
Private Equity	39.6%
Investment Companies	16.0%
Closed-End Funds	15.2%
Holding Companies	10.3%
Internet	4.0%
Diversified Financial Services	3.9%
Telecommunication	2.9%
Miscellaneous Manufacturing	2.9%
Banks	2.6%
Commercial Services	2.2%
Other, Cash & Cash Equivalents	0.4%
100.0%

See accompanying notes to financial statements.

3

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2013

ASSETS
Investment securities:
At cost	$5,655,085
At value	$6,059,413
Receivable for securities sold	315,006
Dividends and interest receivable	25,653
Prepaid expenses and other assets	28,927
TOTAL ASSETS	6,428,999

LIABILITIES
Due to Custodian	22,365
Management fees payable	1,781
Distribution (12b-1) fees payable	8,515
Payable for securities purchased	304,684
Fees payable to other affiliates	341
Accrued expenses and other liabilities	9,876
TOTAL LIABILITIES	347,562
NET ASSETS	$6,081,437

Composition of Net Assets:
Paid in capital	$7,779,881
Undistributed net investment income	19,875
Accumulated net realized loss from investments and foreign currency	(2,123,362)
Net unrealized appreciation on investments and foreign currency	405,043
NET ASSETS	$6,081,437

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,407,739
Shares of beneficial interest outstanding (a)	1,399,391
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)(c)	$3.86
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$4.10

Class C Shares:
Net Assets	$673,698
Shares of beneficial interest outstanding (a)	174,017
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$3.87

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

4

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2013

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,014)	$83,828
Interest	142
Securities lending income - net	307
TOTAL INVESTMENT INCOME	84,277

EXPENSES
Management fees	39,773
Distribution (12b-1) fees:
Class A	6,984
Class C	3,882
Registration fees	11,800
Professional fees	10,089
Administrative fees and expenses	8,736
Custodian fees	8,732
Supervisory Fees	5,703
Compliance officer fees	4,918
Networking fees	3,546
Printing and postage expenses	3,217
Trustees fees and expenses	1,614
Insurance expense	683
Other expenses	822
TOTAL EXPENSES	111,609

Less: Fees waived by the Manager	(37,346)
NET EXPENSES	74,263

NET INVESTMENT INCOME	10,014

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from:
Investments	162,480
Foreign currency transactions	123,714
Net realized gain from investments and foreign currency transactions	286,194
Net change in unrealized appreciation on:
Investments	488,159
Foreign currency translations	831
Net change in unrealized depreciation on investments and foreign currency translations	488,990

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	775,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$785,198

See accompanying notes to financial statements.

5

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
FROM OPERATIONS
Net investment income	$10,014	$130,922
Net realized gain from investments and foreign currency transactions	286,194	1,413,260
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	488,990	(279,901)
Net increase in net assets resulting from operations	785,198	1,264,281

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(437,153)	(224,091)
Class C	(49,898)	(12,636)
From distributions to shareholders	(487,051)	(236,727)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,425,222	1,047,815
Class C	75,600	395,100
Net asset value of shares issued in reinvestment of distributions:
Class A	342,194	194,277
Class C	40,405	10,675
Redemption fee proceeds:
Class A	24	441
Class C	3	60
Payments for shares redeemed:
Class A	(1,683,874)	(3,520,098)
Class C	(210,907)	(356,947)
Net decrease in net assets from shares of beneficial interest	(11,333)	(2,228,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	286,814	(1,201,123)

NET ASSETS
Beginning of Period	5,794,623	6,995,746
End of Period*	$6,081,437	$5,794,623
* Includes undistributed net investment income of:	$19,875	$496,912

See accompanying notes to financial statements.

6

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
SHARE ACTIVITY
Class A:
Shares Sold	361,445	307,964
Shares Reinvested	90,051	58,694
Shares Redeemed	(422,799)	(1,019,718)
Net increase (decrease) in shares of beneficial interest outstanding	28,697	(653,060)

Class C:
Shares Sold	19,220	104,838
Shares Reinvested	10,605	3,215
Shares Redeemed	(52,649)	(103,588)
Net increase (decrease) in shares of beneficial interest outstanding	(22,824)	4,465

See accompanying notes to financial statements.

7

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year	Year	Year		Year		Year
	December 31, 2013		Ended	Ended	Ended		Ended		Ended
	(Unaudited)		June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of period	$3.70		$3.16	$4.78	$3.65		$3.66		$6.85

Activity from investment operations:
Net investment income	0.01	(4)	0.07 (4)	0.07 (4)	—	(1)	0.02		0.06
Net realized and unrealized gain (loss) on investments	0.48		0.61	(1.34)	1.31		0.12		(3.21)
Total from investment operations	0.49		0.68	(1.27)	1.31		0.14		(3.15)

Less distributions from:
Net investment income	(0.33)		(0.14)	(0.11)	(0.18)		(0.15)		(0.04)
Net realized gains	—		—	(0.24)	—		—		—
Total distributions	(0.33)		(0.14)	(0.35)	(0.18)		(0.15)		(0.04)

Paid-in-Capital From Redemption Fees (4)	—	(1)	— (1)	— (1)	—	(1)	—	(1)	— (1)

Net asset value, end of period	$3.86		$3.70	$3.16	$4.78		$3.65		$3.66

Total return (2)	13.38	% (10)	22.03%	(26.52)%	36.00%		3.16	% (5)	(45.77)%

Net assets, at end of period (000s)	$5,408		$5,067	$6,392	$13,463		$11,478		$3,792

Ratio of gross expenses to average net assets (3)(7)	3.41	% (9)	3.12%	2.84%	2.51	% (6)	2.99	% (6)	9.73%
Ratio of net expenses to average net assets (7)	2.24	% (9)	2.24%	2.24%	2.25	% (6)	2.25	% (6)	1.99%
Ratio of net investment income to average net assets (7)(8)	0.41	% (9)	2.12%	2.02%	0.02	% (6)	0.49	% (6)	1.70%

Portfolio Turnover Rate	342	% (10)	658%	566%	175%		195%		101%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	Class A shares’ total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Not annualized.

See accompanying notes to financial statements.

8

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year	Year	Year		Year		Year
	December 31, 2013		Ended	Ended	Ended		Ended		Ended
	(Unaudited)		June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of period	$3.69		$3.14	$4.74	$3.63		$3.65		$6.80

Activity from investment operations:
Net investment income (loss)	(0.01	) (4)	0.05 (4)	0.04 (4)	(0.04)		—	(1)	(0.05)
Net realized and unrealized gain (loss) on investments	0.50		0.60	(1.32)	1.30		0.12		(3.09)
Total from investment operations	0.49		0.65	(1.28)	1.26		0.12		(3.14)

Less distributions from:
Net investment income	(0.31)		(0.10)	(0.08)	(0.15)		(0.14)		(0.01)
Net realized gains	—		—	(0.24)	—		—		—
Total distributions	(0.31)		(0.10)	(0.32)	(0.15)		(0.14)		(0.01)

Paid-in-Capital From Redemption Fees (4)	—	(1)	— (1)	— (1)	—	(1)	—	(1)	— (1)

Net asset value, end of period	$3.87		$3.69	$3.14	$4.74		$3.63		$3.65

Total return (2)	13.28	% (10)	20.89%	(27.02)%	34.83%		2.68	% (5)	(46.13)%

Net assets, at end of period (000s)	$674		$727	$604	$1,530		$1,070		$109

Ratio of gross expenses to average net assets (3)(7)	4.16	% (9)	3.87%	3.59%	3.26	% (6)	3.74	% (6)	10.46%
Ratio of net expenses to average net assets (7)	2.99	% (9)	2.99%	2.99%	3.00	% (6)	3.00	% (6)	2.74%
Ratio of net investment income (loss) to average net assets (7)(8)	(0.34	)% (9)	1.37%	1.17%	(0.73	)% (6)	0.02	% (6)	(1.21)%

Portfolio Turnover Rate	342	%(10)	658%	566%	175%		195%		101%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	Class C shares’ total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Not annualized.

See accompanying notes to financial statements.

9

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-seven series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

10

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

December 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Assets Security Classifications (a)(b)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock	$3,674,383	$—	$3,674,383
Investment Companies	974,459	—	974,459
Limited Partnerships	1,410,571	—	1,410,571
Total	$6,059,413	$—	$6,059,413

(a)	As of and during the six months ended December 31, 2013, the Fund held no securities that were considered to be “Level 3“ securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between any level at the end of the reporting period. It is the Fund’s policy to recognize transfers at the end of the year.

(b)	Please refer to the Schedule of Investments for country classification.

b)     Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)     Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax return is presently in progress.

d)     Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)     Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)     Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, if after the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)     Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

11

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

December 31, 2013

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)     Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)     Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended December 31, 2013, there were redemption fees of $27 paid to the Fund and there were no CDSC fees paid to the Manager.

j)     Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of December 31, 2013 the Fund had $0 of securities on loan.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$20,843,318	$21,297,434

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2013, management fees of $39,773 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

12

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

December 31, 2013

For the six months ended December 31, 2013, the Manager waived management fees of $37,346. As of June 30, 2013, the Manager may recapture $46,614 of waived management fees no later than June 30, 2014, $60,698 no later than June 30, 2015 and $56,341 no later than June 30, 2016.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2013, the Fund incurred $5,703 for such fees.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $319,296 of brokerage commissions from the Fund for the six months ended
December 31, 2013. Certain officers and/or employees of the Manager have an affiliation with LPL.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended December 31, 2013, the Distributor received $3,598 in underwriter commissions from the sale of shares of the Fund.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$236,727	$325,126
Long-Term Capital Gain	—	708,989
	$236,727	$1,034,115
13

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

December 31, 2013

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$486,984	$—	$—	$(2,388,152)	$(95,423)	$(1,996,591)

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for passive foreign investment companies and partnerships, and mark-to-market on open forward foreign currency contracts.

At June 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$2,388,152	$—	$2,388,152	Non-Expiring

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gain (loss), adjustments for passive foreign investment companies and partnerships, resulted in reclassification for the year ended June 30, 2013 as follows: an increase in accumulated net realized loss from investments and foreign currency of $418,784 and an increase in undistributed net investment income of $418,784.

(5)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

14

Renewal of Management Agreement with Vista Research and Management, LLC

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Listed Private Equity Fund (the “Private Equity Fund” or the “Fund”), and Vista Research and Management, LLC (“Vista” or the “Adviser”) at a meeting of the Board of Trustees held on August 28, 2013.

In connection with their deliberations, the Trustees reviewed Vista’s responses to a series of questions regarding, among other things, the investment performance of the Fund for the one-year, five-year and since inception periods ended June 30, 2013, Vista’s services to the Fund, comparative fee and expense information, and Vista’s profitability from managing the Fund (“Vista 15(c) Response”).

As to the nature, extent and quality of the services provided by Vista to the Fund, the Trustees reviewed the Vista 15(c) Response, which provided an overview of the services provided by Vista, as well as information on the firm’s personnel and compliance and litigation record of Vista. The Trustees discussed the background and experience of the portfolio managers, noting the extensive credentials of both portfolio managers. The Trustees concluded that Vista has provided a level of service consistent with the Board’s expectations and overall they were pleased with Vista’s services.

As to the Vista’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, five-year and since inception periods ended June 30, 2013. Based on a comparison of the peer group average as well as the Morningstar Miscellaneous Sector category, the Trustees noted the Fund’s underperformance in the one-year, five-year and since inception periods. The Board noted that the recent underperformance was in large part due to the Fund being underweighted in European securities. The Board also noted that while the Fund’s performance lagged the peer group and category averages, the Fund’s one-year return of 22.03% was favorable and that the peer group, composed of only two funds and Morningstar Miscellaneous Sector category make performance comparisons challenging. The Board concluded that they were satisfied with the performance of the Fund.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board noted that Vista’s profitability from servicing the Fund over the previous 12 months, was nominal. Based on their review, the Trustees concluded that they were satisfied that Vista’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund and compared them to the average management fee and expense ratio of the peer group funds and Morningstar category. The Board noted that the Fund’s management fee was higher than the peer group funds and in line with the highest advisory fee of the funds in the Miscellaneous Sector category. The Trustees then reviewed the Fund’s unique investment strategy and recognized the complex nature of the investment strategy and resources required to execute the strategy and then discussed the asset size of the Fund relative to the asset size of the peer group and the average Morningstar category fund. The Trustees concluded that the Fund’s management fee was reasonable in light of the services the Fund receives from Vista.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Vista to share its economies of scale with the Fund, and its shareholders if the Fund experiences a substantial growth in assets. However, the Trustees recognized that the Fund had not yet reached asset levels where Vista could realize significant economies of scale, and such growth was not likely to occur within the next year, and further discussion regarding economies of scale was not necessary at that time.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Vista was in the best interests of the Listed Private Equity Fund and its shareholders.

15

Listed Private Equity Plus Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 –12/31/13
Class A	$ 1,000.00	$ 1,133.80	$ 12.05	2.24%
Class C	1,000.00	1,132.80	16.07	2.99

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 – 12/31/13
Class A	$ 1,000.00	$ 1,013.91	$ 11.37	2.24%
Class C	1,000.00	1,010.13	15.15	2.99

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.
16

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2014